UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21694
                  --------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
           -----------------------------------------------------------

                        Date of fiscal year end: March 31
                   ------------------------------------------

                     Date of reporting period: June 30, 2006
                     --------------------------------------

Item 1 -- Schedule of Investments.

                      Mellon Optima L/S Strategy Fund, LLC

                     Schedule of Investments - June 30, 2006

----------------------------------------------------------------------------------------------------------------

                                                                            Percentage of
Investment Funds                                Cost            Value         Net Assets        Liquidity
----------------------------------------------------------------------------------------------------------------
Opportunistic
Hunter Global Investors Fund I L.P.          $ 17,127,412    $ 17,595,855         4.1%          Quarterly
Impala Fund L.P.                               13,000,000      11,934,776         2.8%          Quarterly
Karsh Capital II L.P.                          24,125,331      25,503,417         6.0%          Quarterly
Kingdon Partners LP                            17,283,055      19,467,162         4.6%          Quarterly  (1)
Raptor Global Fund L.P.                        13,077,139      14,627,984         3.4%          Quarterly  (1)
Sage Opportunity Fund (QP), L.P.               21,000,000      22,317,508         5.2%          Quarterly
                                            --------------  -------------- ------------
                                              105,612,937     111,446,702        26.1%

                                            --------------  -------------- ------------

Value
Amici Qualified Associates L.P.                22,173,447      22,409,102         5.3%          Quarterly  (1)
Clovis Capital Partners L.P.                    9,247,705      11,513,166         2.7%          Quarterly
Delta Institutional L.P.                       15,624,302      18,048,872         4.2%          Quarterly  (1)
Kinetic Partners L.P.                          21,000,000      23,687,455         5.6%          Quarterly
North Sound Class B Legacy Inst                 1,046,224       1,124,528         0.3%          Annually
North Sound Legacy Institutional Fund           3,344,487       4,205,839         1.0%          Quarterly
North Sound Class D Legacy Inst                 5,000,000       4,896,016         1.2%          Quarterly
Shoshone Partners L.P.                         15,299,000      17,380,600         4.1%          Annually
Thruway Partners, L.P.                         22,068,756      21,699,145         5.1%          Quarterly
                                            --------------  -------------- ------------
                                              114,803,921     124,964,723        29.5%
                                            --------------  -------------- ------------

Growth
Alydar QP Fund, L.P.                           18,570,236      20,895,329         4.9%          Quarterly
Chilton QP Investment Partners                 20,000,000      18,347,252         4.3%          Annually
Copper Arch Fund L.P.                          19,000,000      20,317,937         4.8%          Quarterly
Highbridge L/S Equity Fund                     19,643,955      20,139,151         4.7%          Quarterly
Intrepid Capital Fund QP                       16,432,041      17,286,881         4.1%          Quarterly
Maverick Fund USA, Ltd.                        10,964,054      11,077,164         2.6%          Annually
Pequot Partners Fund L.P.                      15,000,000      16,274,143         3.8%          Semi-Annuall(2)
                                            --------------  -------------- ------------
                                              119,610,286     124,337,857        29.2%
                                            --------------  -------------- ------------

Global
Asian Century Quest Fund (QP), L.P.            17,000,000      17,086,614         4.0%          Quarterly
Calypso Qualified Partners L.P.                16,500,000      17,002,429         4.0%          Monthly
Lansdowne European Equity Fund L.P.            12,500,000      13,221,958         3.1%          Monthly
                                            --------------  -------------- ------------
                                               46,000,000      47,311,001        11.1%
                                            --------------  -------------- ------------
Total Investment Funds                        386,027,144     408,060,283        95.9%
                                            --------------  -------------- ------------

Affiliated Investments
Dreyfus Institutional Preferred
Money Market Fund                               8,466,103       8,466,103         2.0%          Daily
                                            --------------  -------------- ------------
Total Investments                           $ 394,493,247     416,526,386        97.9%
                                            ==============  -------------- ------------
Other Assets Less liabilities                                   8,753,767         2.1%
                                                            -------------- ------------
Total Net Assets                                            $ 425,280,153       100.0%
                                                            ============== ============

Notes to Schedule of Investments:

(1) The funds indicated impose a 25-month "lock-up" on new investments made after February 1, 2006. Investments made prior to this date are not subject to lockup. As of June 30, 2006, there was approximately $30,000,000 in Mellon Optima L/S Strategy Fund assets subject to lock-up representing 7.1% of the Fund's total net assets.
(2) The Pequot Partners Fund L.P. permits an investor to withdraw all or any part of its capital account as of each December 31 or an amount not exceeding 50% of its capital account as of each June 30.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost                                394,493,247
                                            ==============
Gross Unrealized appreciation                  25,224,706
Gross Unrealized depreciation                  (3,191,567)
                                            --------------
Net unrealized
appreciation/(depreciation)                    22,033,139
                                            ==============

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

          Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

 SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  MELLON OPTIMA L/S STRATEGY FUND, LLC

                                  By:         /s/ STEVEN M. ANDERSON
                                              ----------------------------------
                                              Steven M. Anderson
                                              Treasurer

                                  Date:       August 21, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By:          /s/ STEVEN M. ANDERSON
                                               ---------------------------------
                                               Steven M. Anderson
                                               Treasurer

                                  Date:        August 21, 2006


                                  By:          /s/ PATRICK J. SHEPPARD
                                               ---------------------------------
                                               Patrick J. Sheppard
                                               President

                                  Date:        August 21, 2006